CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Dividends per common share (in dollars per share)	$ 0.32	$ 0.48	$ 0.44